Prepaid charter revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue Amortization	$ 5,353	$ 3,056	$ 3,050